Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE AND RELATED DISCLOSURE
Tabular Disclosure of Pay Versus Performance

									Value of Initial Fixed $100 Investment on December 31, 2019 Based On:
Year	Summary Compensation Table Total for PEO1 1	Summary Compensation Table Total for PEO2 2	Summary Compensation Table Total for PEO3 3	Compensation Actually Paid to PEO1 1,5	Compensation Actually Paid to PEO2 2,5	Compensation Actually Paid to PEO3 3	Average Summary Compensation Table Total for Non-PEO NEOs 4	Average Compensation Actually Paid to Non-PEO NEOs 4,5	Norfolk Southern Total Shareholder Return	Peer Group Total Shareholder Return 6	Net Income ($ in Millions)	After-Tax Return on Average Invested Capital 7

2024	8,985,660	11,924,070		9,134,271	(5,709,671)		5,282,388	4,304,294	$134	$142	2,622	11.5%

2023		13,418,978			4,077,950		3,478,630	1,402,195	$132	$148	1,827	11.4%

2022		9,770,910	9,615,456		10,444,401	1,969,194	4,239,302	4,343,073	$134	$130	3,270	14.1%

2021			14,016,942			25,072,294	4,059,729	5,783,924	$159	$155	3,005	12.7%

2020			14,125,279			12,202,837	3,976,507	2,785,700	$125	$122	2,013	10.4%
Notes:

1.	PEO1: Mark R. George, President & Chief Executive Officer

2.	PEO2: Alan H. Shaw, Former President & Chief Executive Officer

3.	PEO3: James Squires, Former Chairman, President, & Chief Executive Officer

4.
The following
non-principal
executive officer (PEO) named executive officers (NEOs) are reflected in the averages: For 2024, Mr. Zampi, Mr. Orr, Mr. Duncan, Mr. Bhatt, and Mr. Elkins. For 2023, Mr. George, Mr. Duncan, Ms. Adams, and Mr. Elkins. For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams. For 2020, Mr. Shaw, Mr. George, Ms. Sanborn, Ms. Adams, Mr. Scheib, and Mr. Wheeler.

5.	To calculate 2024 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO1 Mark R. George	PEO2 Alan H. Shaw	Average of Non-PEO Named Executive Officers

Components of Compensation	2024	2024	2024

Summary Compensation Table (SCT) Total	8,985,660	11,924,070	5,282,388

Deductions From SCT Total

Stock Awards and Option Awards Value	(6,697,212)	(9,999,312)	(3,490,334)

Change in Pension Value and Nonqualified Deferred Compensation Earnings	0	(989,138)	(112,512)

Additions to SCT Total (i)

Year-End Fair Value of Equity Awards Granted During the Year	6,299,754	0	2,688,964

Change in Value During the Year of Prior-Year Awards Remaining Unvested	52,131	(7,511,721)	(189,655)

Change in Value During the Year of Prior-Year Awards Vesting During the Year	46,334	22,628	21,309

Dividend Equivalent Payments Made on Unvested Awards	226,630	371,972	54,833

Current-Year Pension Service Cost	220,974	471,829	49,300

Value of Changes in Pension Plan	0	0	0

Compensation Actually Paid	9,134,271	(5,709,671)	4,304,294

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of PSUs differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period.
Year-end
and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end
and vesting date valuations of PSUs, stock options and RSUs used current share prices as of each valuation date, rather than the grant-date share price.

6.	The peer group total shareholder return calculations are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.

7.
After-tax
ROAIC used here is a
non-GAAP
financial measure and is calculated by dividing Norfolk Southern’s net operating profit after-tax
(defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end
shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). 2024 ROAIC excludes the effects of restructuring and other charges, shareholder advisory costs, a deferred tax adjustment, and the acquisition of the Cincinnati Southern Railway. Excluding such adjustments, 2024 ROAIC would have been 10.7%.

Company Selected Measure Name	After-tax ROAIC
Named Executive Officers, Footnote	The following
non-principal
	executive officer (PEO) named executive officers (NEOs) are reflected in the averages: For 2024, Mr. Zampi, Mr. Orr, Mr. Duncan, Mr. Bhatt, and Mr. Elkins. For 2023, Mr. George, Mr. Duncan, Ms. Adams, and Mr. Elkins. For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams. For 2020, Mr. Shaw, Mr. George, Ms. Sanborn, Ms. Adams, Mr. Scheib, and Mr. Wheeler.
Peer Group Issuers, Footnote	The peer group total shareholder return calculations are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.
Adjustment To PEO Compensation, Footnote
5.	To calculate 2024 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO1 Mark R. George	PEO2 Alan H. Shaw	Average of Non-PEO Named Executive Officers

Components of Compensation	2024	2024	2024

Summary Compensation Table (SCT) Total	8,985,660	11,924,070	5,282,388

Deductions From SCT Total

Stock Awards and Option Awards Value	(6,697,212)	(9,999,312)	(3,490,334)

Change in Pension Value and Nonqualified Deferred Compensation Earnings	0	(989,138)	(112,512)

Additions to SCT Total (i)

Year-End Fair Value of Equity Awards Granted During the Year	6,299,754	0	2,688,964

Change in Value During the Year of Prior-Year Awards Remaining Unvested	52,131	(7,511,721)	(189,655)

Change in Value During the Year of Prior-Year Awards Vesting During the Year	46,334	22,628	21,309

Dividend Equivalent Payments Made on Unvested Awards	226,630	371,972	54,833

Current-Year Pension Service Cost	220,974	471,829	49,300

Value of Changes in Pension Plan	0	0	0

Compensation Actually Paid	9,134,271	(5,709,671)	4,304,294

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of PSUs differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period.
Year-end
and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end
and vesting date valuations of PSUs, stock options and RSUs used current share prices as of each valuation date, rather than the grant-date share price.

Non-PEO NEO Average Total Compensation Amount	$ 5,282,388	$ 3,478,630	$ 4,239,302	$ 4,059,729	$ 3,976,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,304,294	1,402,195	4,343,073	5,783,924	2,785,700
Adjustment to Non-PEO NEO Compensation Footnote
5.	To calculate 2024 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO1 Mark R. George	PEO2 Alan H. Shaw	Average of Non-PEO Named Executive Officers

Components of Compensation	2024	2024	2024

Summary Compensation Table (SCT) Total	8,985,660	11,924,070	5,282,388

Deductions From SCT Total

Stock Awards and Option Awards Value	(6,697,212)	(9,999,312)	(3,490,334)

Change in Pension Value and Nonqualified Deferred Compensation Earnings	0	(989,138)	(112,512)

Additions to SCT Total (i)

Year-End Fair Value of Equity Awards Granted During the Year	6,299,754	0	2,688,964

Change in Value During the Year of Prior-Year Awards Remaining Unvested	52,131	(7,511,721)	(189,655)

Change in Value During the Year of Prior-Year Awards Vesting During the Year	46,334	22,628	21,309

Dividend Equivalent Payments Made on Unvested Awards	226,630	371,972	54,833

Current-Year Pension Service Cost	220,974	471,829	49,300

Value of Changes in Pension Plan	0	0	0

Compensation Actually Paid	9,134,271	(5,709,671)	4,304,294

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of PSUs differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period.
Year-end
and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end
and vesting date valuations of PSUs, stock options and RSUs used current share prices as of each valuation date, rather than the grant-date share price.

Compensation Actually Paid vs. Total Shareholder Return
1. Compensation Actually Paid Compared to TSR
As shown in the chart below, compensation actually paid (“CAP”) to the PEOs and the non-PEO
NEOs is aligned with total shareholder return on
Norfolk
Southern’s stock. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Norfolk Southern’s TSR compared favorably with the peer group for 2020 through 2022, declined somewhat in 2023 due largely to the effects of the East Palestine incident, and compared favorably to the peer group in 2024 based on improved business performance. CAP to all NEOs declined in 2023 and CAP to non-CEO
NEOs increased in 2024, aligned with TSR performance. CAP for 2024 to Mr. Shaw was negative due to the forfeiture of his annual incentive payment and all unvested equity awards as a result of his termination for Cause.

Compensation Actually Paid vs. Net Income
2. Compensation Actually Paid Compared to Net Income
As shown in the chart below, CAP to the PEOs and other NEOs is generally, but not directly, aligned with net income. This is primarily because the majority of compensation to the NEOs is in the form of long-term, stock-based incentives which are sensitive to changes in stock price. Compensation to our named executive officers is not tied directly to net income, although annual incentive awards are partially based on operating income.

Compensation Actually Paid vs. Company Selected Measure
3. Compensation Actually Paid Compared to
After-Tax
ROAIC
As described in the CD&A report, ROAIC is the primary performance measure that determines the number of shares earned under our PSU awards, and 50% or more of our NEO’s long-term incentive awards are made in PSUs. Because of ROAIC’s impact on the number of PSU awards earned, we believe that after-tax
ROAIC is the most important financial performance measure used in determining CAP to our NEOs. As required by SEC guidance, we are presenting our one-year
ROAIC for each listed year, rather than our three-year average ROAIC.
As shown in the chart below, Norfolk Southern’s annual
after-tax
ROAIC increased significantly between 2020 and 2022, and declined for 2023 and 2024, and CAP to the PEOs and other NEOs is generally aligned with this performance measure. However, because the majority of compensation to the named
executive officers is in the form of stock-based incentives, total shareholder return has a more significant effect on CAP.

Total Shareholder Return Vs Peer Group
1. Compensation Actually Paid Compared to TSR
As shown in the chart below, compensation actually paid (“CAP”) to the PEOs and the non-PEO
NEOs is aligned with total shareholder return on
Norfolk
Southern’s stock. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Norfolk Southern’s TSR compared favorably with the peer group for 2020 through 2022, declined somewhat in 2023 due largely to the effects of the East Palestine incident, and compared favorably to the peer group in 2024 based on improved business performance. CAP to all NEOs declined in 2023 and CAP to non-CEO
NEOs increased in 2024, aligned with TSR performance. CAP for 2024 to Mr. Shaw was negative due to the forfeiture of his annual incentive payment and all unvested equity awards as a result of his termination for Cause.

Tabular List, Table
Most Important Performance Measures to Determine Compensation Actually Paid
The five items listed below represent the most important performance measures we used to determine compensation actually paid to our named executive officers in 2024, as described in the Compensation Discussion and Analysis (CD&A) sections titled “2024 Annual Incentives” and “Long-Term Incentive Awards.”

Most Important Performance Measures

After-tax ROAIC

Operating Ratio

Operating income

Annual revenue

Total shareholder return

Total Shareholder Return Amount	$ 134	132	134	159	125
Peer Group Total Shareholder Return Amount	142	148	130	155	122
Net Income (Loss)	$ 2,622,000,000	$ 1,827,000,000	$ 3,270,000,000	$ 3,005,000,000	$ 2,013,000,000
Company Selected Measure Amount	0.115	0.114	0.141	0.127	0.104
Measure:: 1
Pay vs Performance Disclosure
Name	After-tax ROAIC
Non-GAAP Measure Description
After-tax
ROAIC used here is a
non-GAAP
financial measure and is calculated by dividing Norfolk Southern’s net operating profit after-tax
(defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end
	shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). 2024 ROAIC excludes the effects of restructuring and other charges, shareholder advisory costs, a deferred tax adjustment, and the acquisition of the Cincinnati Southern Railway. Excluding such adjustments, 2024 ROAIC would have been 10.7%.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Annual revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Total shareholder return
Mark R. George [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,985,660
PEO Actually Paid Compensation Amount	$ 9,134,271
PEO Name	Mark R. George
Alan H. Shaw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,924,070	$ 13,418,978	$ 9,770,910
PEO Actually Paid Compensation Amount	$ (5,709,671)	$ 4,077,950	$ 10,444,401
PEO Name	Alan H. Shaw	Alan H. Shaw	Alan H. Shaw
James Squires [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,615,456	$ 14,016,942	$ 14,125,279
PEO Actually Paid Compensation Amount			$ 1,969,194	$ 25,072,294	$ 12,202,837
PEO Name			James Squires	James Squires	James Squires
PEO | Mark R. George [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mark R. George [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,974
PEO | Mark R. George [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,299,754
PEO | Mark R. George [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,131
PEO | Mark R. George [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,334
PEO | Mark R. George [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,630
PEO | Mark R. George [Member] | Stock Awards and Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,697,212)
PEO | Mark R. George [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Alan H. Shaw [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Alan H. Shaw [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,829
PEO | Alan H. Shaw [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Alan H. Shaw [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,511,721)
PEO | Alan H. Shaw [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,628
PEO | Alan H. Shaw [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,972
PEO | Alan H. Shaw [Member] | Stock Awards and Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,999,312)
PEO | Alan H. Shaw [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(989,138)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,300
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,688,964
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(189,655)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,309
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,833
Non-PEO NEO | Stock Awards and Option Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,490,334)
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (112,512)